13003682

Recei

DEC 06 2013

Washington, DC 20549

NASDAQ

THE NASDAQ OMX GROUP

Will Slattery
Vice President
Listing Qualifications

001-08400

By Electronic Mail

December 6, 2013

CERT NAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 3, 2013The Nasdaq Stock Market (the "Exchange") received from AMR Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share
Series A Convertible Preferred Stock, par value $0.01 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery